Basis of preparation and significant accounting policies - Narrative (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Disclosure Of Revision [Line Items]
Equity	€ (4,288)	€ 185,793	€ 146,236	€ 100,590
Impact of correction of error
Disclosure Of Revision [Line Items]
Equity				0
Accumulated losses
Disclosure Of Revision [Line Items]
Equity	€ 877,484	€ 851,967	€ 801,482	754,789
Accumulated losses | Impact of correction of error
Disclosure Of Revision [Line Items]
Equity				€ 1,097